Supplemental Statement of Cash Flows Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION

15. SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION

During the six months ended June 30, 2022, there were the following non-cash activities.

-	The values of the ROU operating lease assets and liabilities each declined $56,650, netting to zero on the statement of cash flows.

-	The holder of 1,000,000 stock options exercised their options into 912,442 shares of common stock in the amount of $912.

During the six months ended June 30, 2021, there were the following non-cash activities.

-	Certain lenders converted a total of $183,131 of principal, interest, and fees, into 18,313,074 common shares.

-	The values of the ROU operating lease assets and liabilities each declined $51,281, netting to zero on the statement of cash flows.

-	The holders of 10,000 shares of Series A Preferred stock converted all shares into 100,000,000 shares of common stock.

-	The holders of 3,979 shares of Series D Preferred stock converted into 9,947,500 shares of common stock.

-	The holders of 11,442,467 stock options exercised their options into 8,831,939 shares of common stock.

-	The holders of 76,280,412 warrants exercised their warrants into 73,867,536 shares of common stock.

16.	SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION

During the year ended December 31, 2021, there were the following non-cash activities.

-	Certain related party converted a total of $183,131 of principal, interest and fees, into 18,313,074 common shares and the Company issued 25,000,000 shares in connection with the issuance of February17, 2021 Term Note and February 17, 2021 Refinance Note, which the Company valued at $2,820,000 and included in interest expense.

-	The values of the ROU operating leases assets and liabilities each declined $105,180, netting to zero on the statement of cash flows.

-	The holders of 10,000 shares of Series A Preferred stock converted all shares into 100,000,000 shares of common stock in the amount of $100,000.

-	The holders of 3,979 shares of Series D Preferred stock converted into 9,947,500 shares of common stock in the amount of $9,948.

-	The holders of 13,109,133 stock options exercised their options into 11,107,503 shares of common stock in the amount of $11,108.

-	The holders of 19,923,269 warrants exercised their warrants into 17,313,024 shares of common stock in the amount of $17,314.

-	The Company issued 26,316,264 shares of common stock to a related party the value of the common shares recorded was $394,743.

During the year ended December 31, 2020, there were the following non-cash activities.

-	Certain lenders converted a total of $291,940 of principal, interest and fees, into 226,300,034 common shares. As a result of these conversions, we recorded a reduction to the derivative liability of $339,105.

-	The values of the ROU operating leases assets and liabilities each declined $95,209, netting to zero on the statement of cash flows

-	Recorded an initial derivative discount for notes that became convertible during the period, in the amount of $127,273.

-	A related party lender exchanged $259,698 of principal and interest for 2,597 shares of Series G Preferred Stock.

-	Recorded the value of shares issued to lenders in the amount of $334,377.